Nature of Operations and Significant Accounting Policies - Unearned Revenue Liability (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Recent Accounting Pronouncements
Unearned Revenue Liability	$ 485.5	$ 459.0
Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Unearned Revenue Liability				$ 384.4
Universal life | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Unearned Revenue Liability	$ 485.5	$ 459.0	$ 425.3	384.4
Previously reported | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Unearned Revenue Liability				335.6
Previously reported | Universal life | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Unearned Revenue Liability				335.6
Adjustment for reversal of unrealized gain (loss) from AOCI | ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Unearned Revenue Liability				48.8
Adjustment for reversal of unrealized gain (loss) from AOCI | ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Universal life | Benefits and Protection | Life Insurance
Recent Accounting Pronouncements
Unearned Revenue Liability				$ 48.8